Provisions for employee benefits - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 786	€ 819
Estimate of contributions expected to be paid to plan for next annual reporting period	134
Exploration & Production
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	22	1
Defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	445	518
Estimate of contributions expected to be paid to plan for next annual reporting period	40
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	341	€ 301
Deferred monetary incentive plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	115
Agreed redundancy plans for workers
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	85
Isopensione
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	99
Jubilee Awards
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	26
Other Long term Plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 16